Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Statement
Turnover	R 181,461	R 172,407	R 172,942
Materials, energy and consumables used	(76,606)	(71,436)	(71,320)
Selling and distribution costs	(7,060)	(6,405)	(6,914)
Maintenance expenditure	(9,163)	(8,654)	(8,453)
Employee-related expenditure	(27,468)	(24,417)	(23,911)
Exploration expenditure and feasibility costs	(352)	(491)	(282)
Depreciation and amortisation	(16,425)	(16,204)	(16,367)
Other expenses and income	(15,316)	(12,550)	(9,073)
Translation (losses)/ gains	(11)	(1,201)	150
Other operating expenses and income	(15,305)	(11,349)	(9,223)
Equity accounted profits, net of tax	1,443	1,071	509
Operating profit before remeasurement items and Sasol Khanyisa share-based payment	30,514	33,321	37,131
Remeasurement items	(9,901)	(1,616)	(12,892)
Sasol Khanyisa share-based payment	(2,866)
Earnings before interest and tax (EBIT)	17,747	31,705	24,239
Finance income	1,716	1,568	1,819
Finance costs	(3,759)	(3,265)	(2,340)
Earnings before tax	15,704	30,008	23,718
Taxation	(5,558)	(8,495)	(8,691)
Earnings for the year	10,146	21,513	15,027
Attributable to
Owners of Sasol Limited	8,729	20,374	13,225
Non-controlling interests in subsidiaries	1,417	1,139	1,802
Earnings for the year	R 10,146	R 21,513	R 15,027
Per share information
Basic earnings per share (in rand per share)	R 14.26	R 33.36	R 21.66
Diluted earnings per share (in rand per share)	R 14.18	R 33.27	R 21.66